Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segments [Line Items]
Schedule of Other Financial Information Regarding The Company’s Operating Segment	Other segment items within net loss include interest income, interest expense and loss on change in fair value of related party loan. See the consolidated financial statements for other financial information regarding the Company’s operating segment.
	Year Ended December 31,
	2024	2023
Government grant revenue	$100	$45
Operating expenses:
Research personnel compensation costs, including stock-based compensation	1,350	1,641
CRO and regulatory costs	36	186
Administrative personnel compensation costs, including stock-based compensation	1,592	1,434
Rent and office costs	279	365
Legal and accounting costs	1,223	2,287
Other expenses(1)	120	202
Total segment expenses	4,600	6,115
Loss from operations	(4,500)	(6,070)
Other income (expenses)
Loss on change in the fair value of related party Tasly convertible debt	(311)	(22)
Interest expense (including related parties amounts of $2,400 and $2,530 for the year ended December 31, 2024 and 2023, respectively)	(4,424)	(4,283)
Other income	5	94
Total other expense, net	(4,730)	(4,211)
Net loss and comprehensive loss	$(9,230)	$(10,281)

Schedule of Consolidated Condensed Financial Statements	See the consolidated condensed financial statements for other financial information regarding the Company’s operating segment.
	Three Months Ended September 30,
	2025	2024
Government grant revenue	$-	$75
Operating expenses:
Research personnel compensation costs, including stock-based compensation	287	380
CRO and regulatory costs	315	-
Administrative personnel compensation costs, including stock-based compensation	4,125	302
Rent and office costs	97	34
Legal and accounting costs	976	426
Transaction costs	15,060	-

Other expenses(1)	848	36
Total segment expenses	21,708	1,178
Loss from operations	(21,708)	(1,103)
Other income (expense)	-	-
Gain (loss) on change in the fair value of related party convertible debt	258	(319)
Gain on change in the fair value of warrant liabilities	884	-
Loss on change in the fair value of digital assets	(28)	-
Interest expense	(169)	(1,073)
Financing costs	(1.443)	-
Other income (loss)	15	(1)
Total other expense, net	(484)	(1,394)
Net loss and comprehensive loss	(22,192)	(2,497)

(1)	Other expenses includes small balances of research materials and supplies along with insurance costs and other third party service providers.

	Nine Months Ended September 30,
	2025	2024
Government grant revenue	$-	$100
Operating expenses:
Research personnel compensation costs, including stock-based compensation	945	1,198
CRO and regulatory costs	315	15
Administrative personnel compensation costs, including stock-based compensation	4,861	1,014
Rent and office costs	415	196
Legal and accounting costs	1,625	1,018
Transaction costs	15,060	-

Other expenses(1)	915	77
Total segment expenses	24,136	3,518
Loss from operations	(24,136)	(3,418)
Other income (expense)
(Loss) on change in the fair value of related party convertible debt	(52)	(427)
Gain on change in the fair value of warrant liabilities	884	-
Loss on change in the fair value of digital assets	(28)	-
Interest expense	(2,496)	(3,138)
Financing costs	(1,443)	-
Other income	15	5
Total other expense, net	(3,210)	(3,560)
Net loss and comprehensive loss	(27,256)	(6,978)